UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-03061)

Exact name of registrant as specified in charter:	Putnam Global Natural Resources Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	August 31, 2012

Date of reporting period:	November 30, 2012

Item 1. Schedule of Investments:

Putnam Global Natural Resources Fund

The fund's portfolio
11/30/12 (Unaudited)

COMMON STOCKS (98.8%)(a)
		Shares	Value

Chemicals (18.7%)

Agrium, Inc. (Canada)		30,700	$3,135,056

Albemarle Corp.		44,000	2,630,760

Arkema (France)		33,167	3,392,597

BASF SE (Germany)		86,583	7,758,525

Celanese Corp. Ser. A		93,600	3,841,344

Dow Chemical Co. (The)		112,900	3,408,451

Eastman Chemical Co.		50,200	3,054,670

Israel Chemicals, Ltd. (Israel)		137,961	1,699,561

Lanxess AG (Germany)		45,494	3,960,065

LyondellBasell Industries NV Class A (Netherlands)		97,917	4,869,412

Monsanto Co.		81,169	7,434,269

Mosaic Co. (The)		54,000	2,919,240

Potash Corp. of Saskatchewan, Inc. (Canada)		139	5,378

Solvay SA (Belgium)		34,261	4,642,961

Tronox, Ltd. Class A		363,455	5,626,283

			58,378,572
Construction materials (0.5%)

Holcim, Ltd. (Switzerland)		23,853	1,634,472

			1,634,472
Energy equipment and services (10.5%)

Cameron International Corp.(NON)		94,700	5,109,065

Halliburton Co.		236,000	7,870,600

Nabors Industries, Ltd.(NON)		222,400	3,269,280

National Oilwell Varco, Inc.		9,800	669,340

Petroleum Geo-Services ASA (Norway)		151,639	2,541,840

Schlumberger, Ltd.		154,509	11,065,935

Technip SA (France)		20,734	2,408,569

			32,934,629
Food products (0.3%)

Archer Daniels-Midland Co.		29,900	798,330

			798,330
Metals and mining (13.4%)

Allegheny Technologies, Inc.		57,900	1,515,822

AuRico Gold, Inc. (Canada)(NON)		179,000	1,414,557

BHP Billiton PLC (United Kingdom)		156,589	4,922,250

First Quantum Minerals, Ltd. (Canada)		155,400	3,191,383

Freeport-McMoRan Copper & Gold, Inc. Class B (Indonesia)		236,600	9,229,766

Goldcorp, Inc. (Canada)		56,600	2,205,654

Kinross Gold Corp. (Canada)		686,000	6,947,360

Pretium Resources, Inc. (Canada)(NON)		94,600	1,280,888

ThyssenKrupp AG (Germany)		107,220	2,171,160

Xstrata PLC (United Kingdom)(NON)		538,961	8,928,556

			41,807,396
Oil, gas, and consumable fuels (52.7%)

Anadarko Petroleum Corp.		96,000	7,026,240

BG Group PLC (United Kingdom)		526,080	9,018,596

Cabot Oil & Gas Corp.		89,200	4,201,320

Cairn Energy PLC (United Kingdom)		875,867	3,770,589

Canadian Natural Resources, Ltd. (Canada)		73,400	2,112,554

Chevron Corp.		61,600	6,510,504

Cobalt International Energy, Inc.(NON)		114,479	2,669,650

Energen Corp.		40,700	1,812,371

ENI SpA (Italy)		442,267	10,456,967

EOG Resources, Inc.		14,100	1,658,442

EXCO Resources, Inc.(S)		354,500	2,750,920

Exxon Mobil Corp.		397,438	35,030,185

Gulfport Energy Corp.(NON)		58,600	2,229,144

Kodiak Oil & Gas Corp.(NON)		150,200	1,288,716

Linn Co., LLC		33,893	1,309,287

Marathon Oil Corp.		258,300	7,968,555

Noble Energy, Inc.		85,900	8,396,725

Occidental Petroleum Corp.		25,100	1,887,771

Plains Exploration & Production Co.(NON)		62,500	2,231,250

Royal Dutch Shell PLC Class A (London Exchange) (United Kingdom)		439,741	14,721,183

Royal Dutch Shell PLC Class A (Amsterdam Exchange) (United Kingdom)		322,773	10,817,800

Southwestern Energy Co.(NON)		274,500	9,527,895

Suncor Energy, Inc. (Canada)		303,800	9,927,365

Total SA (France)		74,678	3,736,789

Tullow Oil PLC (United Kingdom)		150,732	3,325,391

			164,386,209
Paper and forest products (2.7%)

International Paper Co.		123,700	4,594,218

MeadWestvaco Corp.		128,100	3,959,571

			8,553,789

Total common stocks (cost $303,148,216)			$308,493,397

PURCHASED EQUITY OPTIONS OUTSTANDING (-%)(a)
	Expiration	Contract
	date/ strike	amount	Value

McMoRan Exploration Co. (Call)	Feb-13/$11.00	242,188	$148,422

Total purchased equity options outstanding (cost $179,219)			$148,422

SHORT-TERM INVESTMENTS (1.8%)(a)
		Principal amount/shares	Value

U.S. Treasury Bills with effective yields ranging from 0.177% to 0.192%, March 7, 2013(SEGSF)		$374,000	$373,924

U.S. Treasury Bills with effective yields ranging from 0.148% to 0.164%, July 25, 2013(SEGSF)		706,000	705,370

Putnam Cash Collateral Pool, LLC 0.20%(d)		1,673,600	1,673,600

Putnam Money Market Liquidity Fund 0.16%(AFF)		2,441,244	2,441,244

SSgA Prime Money Market Fund 0.10%(P)		290,000	290,000

Total short-term investments (cost $5,483,921)			$5,484,138

TOTAL INVESTMENTS

Total investments (cost $308,811,356)(b)			$314,125,957

FORWARD CURRENCY CONTRACTS at 11/30/12 (aggregate face value $166,701,981) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Australian Dollar	Sell	12/20/12	$2,705,622	$2,693,454	$(12,168)
	Euro	Buy	12/20/12	529,287	528,245	1,042
	Swiss Franc	Buy	12/20/12	721,450	717,437	4,013
	Swiss Franc	Sell	12/20/12	721,450	721,604	154
Barclays Bank PLC
	Australian Dollar	Buy	12/20/12	6,059,664	6,030,493	29,171
	British Pound	Sell	12/20/12	5,870,167	5,917,836	47,669
	Canadian Dollar	Sell	12/20/12	936,308	942,576	6,268
	Euro	Buy	12/20/12	6,079,185	6,067,885	11,300
	Japanese Yen	Buy	12/20/12	1,012,451	1,041,350	(28,899)
	Swiss Franc	Buy	12/20/12	2,483,950	2,479,923	4,027
Citibank, N.A.
	Australian Dollar	Sell	12/20/12	913,687	908,855	(4,832)
	British Pound	Buy	12/20/12	1,913,251	1,928,729	(15,478)
	Canadian Dollar	Buy	12/20/12	1,012,187	1,007,745	4,442
	Euro	Sell	12/20/12	1,334,208	1,331,656	(2,552)
	Swiss Franc	Buy	12/20/12	1,419,801	1,414,317	5,484
	Swiss Franc	Sell	12/20/12	1,419,801	1,420,120	319
Credit Suisse AG
	Australian Dollar	Buy	12/20/12	1,091,817	1,086,058	5,759
	British Pound	Sell	12/20/12	5,127,424	5,167,750	40,326
	Canadian Dollar	Sell	12/20/12	599,080	596,469	(2,611)
	Euro	Sell	12/20/12	1,330,956	1,328,185	(2,771)
	Japanese Yen	Buy	12/20/12	16,964,642	17,449,299	(484,657)
	Norwegian Krone	Sell	12/20/12	747,404	744,616	(2,788)
	Swiss Franc	Buy	12/20/12	721,450	721,658	(208)
Deutsche Bank AG
	Australian Dollar	Sell	12/20/12	2,860,197	2,845,248	(14,949)
	Canadian Dollar	Buy	12/20/12	1,648,905	1,641,471	7,434
	Euro	Sell	12/20/12	4,128,539	4,121,309	(7,230)
	Swedish Krona	Buy	12/20/12	1,310,597	1,309,095	1,502
Goldman Sachs International
	Australian Dollar	Buy	12/20/12	1,856,454	1,845,891	10,563
	British Pound	Buy	12/20/12	727,202	732,912	(5,710)
	Euro	Buy	12/20/12	380,217	379,446	771
	Japanese Yen	Buy	12/20/12	453,275	454,990	(1,715)
	Japanese Yen	Sell	12/20/12	453,275	466,291	13,016
HSBC Bank USA, National Association
	Australian Dollar	Buy	12/20/12	11,769,217	11,713,802	55,415
	British Pound	Sell	12/20/12	2,114,798	2,132,064	17,266
	Hong Kong Dollar	Buy	12/20/12	2,969,209	2,968,779	430
	Hong Kong Dollar	Sell	12/20/12	2,969,209	2,969,456	247
	Norwegian Krone	Sell	12/20/12	343,117	341,223	(1,894)
JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	12/20/12	1,688,330	1,679,797	8,533
	British Pound	Buy	12/20/12	5,933,931	5,952,216	(18,285)
	Canadian Dollar	Buy	12/20/12	2,470,992	2,460,370	10,622
	Euro	Sell	12/20/12	9,147,850	9,128,526	(19,324)
	Japanese Yen	Buy	12/20/12	704,697	717,624	(12,927)
	Norwegian Krone	Buy	12/20/12	2,613,064	2,603,350	9,714
	Swiss Franc	Buy	12/20/12	1,943,403	1,935,917	7,486
Royal Bank of Scotland PLC (The)
	Australian Dollar	Buy	12/20/12	1,236,594	1,230,237	6,357
	British Pound	Buy	12/20/12	3,849,573	3,878,359	(28,786)
	Canadian Dollar	Buy	12/20/12	651,914	649,293	2,621
	Canadian Dollar	Sell	12/20/12	651,914	649,033	(2,881)
	Euro	Sell	12/20/12	4,107,076	4,096,727	(10,349)
	Japanese Yen	Buy	12/20/12	152,720	153,300	(580)
	Japanese Yen	Sell	12/20/12	152,720	157,076	4,356
	Swiss Franc	Sell	12/20/12	870,619	866,725	(3,894)
State Street Bank and Trust Co.
	Australian Dollar	Buy	12/20/12	1,038,868	1,033,359	5,509
	Canadian Dollar	Buy	12/20/12	2,446,941	2,439,764	7,177
	Euro	Buy	12/20/12	3,899,862	3,891,324	8,538
	Israeli Shekel	Sell	12/20/12	1,221,697	1,191,835	(29,862)
UBS AG
	Australian Dollar	Buy	12/20/12	1,595,460	1,586,923	8,537
	British Pound	Sell	12/20/12	330,357	333,024	2,667
	Canadian Dollar	Buy	12/20/12	2,035,544	2,026,644	8,900
	Euro	Buy	12/20/12	5,469,771	5,458,405	11,366
	Norwegian Krone	Buy	12/20/12	844,903	841,499	3,404
WestPac Banking Corp.
	Australian Dollar	Sell	12/20/12	1,352,811	1,345,572	(7,239)
	British Pound	Sell	12/20/12	3,099,301	3,123,492	24,191
	Canadian Dollar	Buy	12/20/12	1,377,492	1,371,687	5,805
	Euro	Buy	12/20/12	3,232,433	3,226,859	5,574
	Japanese Yen	Sell	12/20/12	6,320,506	6,504,807	184,301

Total						$(130,313)

WRITTEN EQUITY OPTIONS OUTSTANDING at 11/30/12 (premiums $24,219) (Unaudited)

	Expiration	Contract
	Date/strike	amount	Value

McMoRan Exploration Co. (Call)	Feb-13/$17.00	242,188	$16,500

Total			$16,500

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2012 through November 30, 2012 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures and references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC.
(a)	Percentages indicated are based on net assets of $312,193,519.
(b)	The aggregate identified cost on a tax basis is $309,082,787, resulting in gross unrealized appreciation and depreciation of $21,948,725 and $16,905,555, respectively, or net unrealized appreciation of $5,043,170.
(NON)	Non-income-producing security.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Money Market Liquidity Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Market value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Market value at the end of the reporting period

	Putnam Money Market Liquidity Fund *	$6,486,362	$22,996,892	$27,042,010	$702	$2,441,244
	* Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $1,623,392.
	The fund received cash collateral of $1,673,600, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period.
(P)	Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivatives contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
	At the close of the reporting period, the fund maintained liquid assets totaling $451,090 to cover certain derivatives contracts.
	DIVERSIFICATION BY COUNTRY *

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	53.8%
	United Kingdom	17.8
	Canada	9.7
	Germany	4.4
	Italy	3.3
	France	3.1
	Indonesia	3.0
	Netherlands	1.6
	Belgium	1.5
	Norway	0.8
	Israel	0.5
	Switzerland	0.5

	Total	100.0%
	* Methodology differs from that used for purposes of complying with the fund’s policy regarding investments in securities of foreign issuers, as discussed further in the fund’s prospectus.
	Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported — as in the case of some securities traded over-the-counter — a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Options contracts: The fund used options contracts to enhance the return on a security owned.
	The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
	Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Certain options contracts include premiums that do not settle until the expiration date of the contract.
	The fund had an average contract amount of approximately 200,000 on purchased options contracts and 200,000 on written options contracts for the reporting period.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	Outstanding forward currency contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $535,744 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund totaled $359,732.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Consumer staples	$798,330	$—	$—
Energy	197,320,838	—	—
Materials	110,374,229	—	—
Total common stocks	308,493,397	—	—
Purchased equity options outstanding	—	148,422	—
Short-term investments	2,731,244	2,752,894	—

Totals by level	$311,224,641	$2,901,316	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(130,313)	$—
Written equity options outstanding	—	(16,500)	—

Totals by level	$—	$(146,813)	$—

Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Foreign exchange contracts	$592,276	$722,589
Equity contracts	148,422	16,500

Total	$740,698	$739,089

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Global Natural Resources Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: January 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: January 28, 2013

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: January 28, 2013